Condensed Statement of Cash Flows - USD ($)	4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss)			$ (9,158,000)	$ 30,904,000	$ 32,857,000	$ 561,000	$ (30,613,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			7,328,000	6,039,000	7,886,000	8,827,000	3,654,000
Amortization of intangible assets			10,391,000	8,099,000	11,082,000	10,456,000	4,434,000
Amortization of deferred loan costs			2,656,000	2,201,000	3,092,000	3,097,000	3,797,000
Increase in warrant liability			17,273,000
Increase in acquisition contingent consideration payable			17,173,000
Increase in earn-out liability			6,866,000
Equity compensation			2,748,000	356,000	487,000	437,000
Change in deferred taxes			836,000	583,000	6,750,000	(11,489,000)	(5,771,000)
Loss on early extinguishment of debt			1,425,000
Loss (gain) on disposal of property, plant and equipment			(290,000)	18,000	943,000	833,000	(10,000)
Allowance for credit losses			738,000	581,000	1,597,000	103,000	101,000
Changes in operating assets and liabilities:
Accounts receivable			(5,196,000)	(15,678,000)	(11,349,000)	2,110,000	(3,344,000)
Inventories			(25,996,000)	33,208,000	25,009,000	(4,185,000)	4,469,000
Prepaids and other current assets			(3,472,000)	2,494,000	1,884,000	(378,000)	1,231,000
Accounts payable			9,765,000	1,871,000	8,399,000	181,000	4,369,000
Accrued interest			(311,000)	(1,352,000)	737,000	(2,489,000)	8,340,000
Accrued liabilities			(7,859,000)	6,280,000	(961,000)	1,354,000	(4,480,000)
Net cash from operating activities			24,917,000	75,604,000	88,413,000	9,418,000	(13,823,000)
INVESTING ACTIVITIES.
Capital expenditures			(10,468,000)	(6,653,000)	(9,433,000)	(7,421,000)	(2,676,000)
Proceeds from the disposal of fixed assets			323,000		698,000
Trademark acquisition			0	(50,000)	(50,000)	(1,121,000)	(175,000)
Cash paid for acquisitions, net			(61,786,000)		(156,833,000)	(5,937,000)	(587,404,000)
Net cash used in investing activities			(71,931,000)	(6,703,000)	(165,618,000)	(14,479,000)	(590,255,000)
FINANCING ACTIVITIES
Net change under revolving credit agreement			0	(20,500,000)	(20,500,000)	6,500,000	14,000,000
Proceeds from long-term debt					170,000,000		525,000,000
Principal payments on long-term debt			(103,032,000)	(1,900,000)	(4,146,000)	(3,800,000)	(99,547,000)
Proceeds from Business Combination and PIPE financing,net of issuance costs paid			132,299,000		(4,710,000)		(18,701,000)
Capital contributions						150,000	188,810,000
Capital distributions			0	(100,000)	(100,000)	(417,000)
Net Cash Provided by (Used in) Financing Activities, Total			29,267,000	(22,500,000)	140,544,000	2,433,000	609,562,000
Net change in cash and cash equivalents			(17,747,000)	46,401,000	63,339,000	(2,628,000)	5,484,000
Beginning of period		$ 71,674,000	71,674,000	8,335,000	8,335,000	10,963,000	5,479,000
End of period	$ 71,674,000		53,927,000	54,736,000	71,674,000	8,335,000	10,963,000
Supplemental disclosures of cash flow information:
Cash paid for interest			28,751,000	30,995,000	39,945,000	49,778,000	6,656,000
Cash paid for income taxes			10,648,000	$ 1,865,000	3,239,000	$ 4,434,000	1,338,000
Non-Cash Investing and Financing Activities:
Assumption of warrant liability			28,713,000
Assumption of earn-out liability			17,722,000
Units Exchanged in Detroit Speed Transaction					2,000,000
Rollover Units on Business Transaction							$ 5,554,000
Empower Ltd [Member]
OPERATING ACTIVITIES
Net income (loss)	(4,443,894)	(15,876,912)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in warrant liability	1,690,000	10,143,333
Payment of formation costs through issuance of Class B ordinary shares	5,000
Interest earned on marketable securities held in trust account	(49,118)	(59,359)
Unrealized gain on marketable securities held in trust account	(3,788)
Change in fair value of warrant liability	1,690,000	10,143,333
Change in fair value of forward purchase agreement liability	2,050,000	1,200,000
Transaction Costs	482,885
Changes in operating assets and liabilities:
Prepaid expenses	(379,166)	119,316
Accrued expenses	173,873	4,097,002
Net cash from operating activities	(474,208)	(376,620)
INVESTING ACTIVITIES.
Investment Of Cash In Trust Account	(250,000,000)
Net cash used in investing activities	(250,000,000)
FINANCING ACTIVITIES
Capital distributions					(1,900,000)
Proceeds from sale of Units, net of underwriting discounts paid	245,000,000
Proceeds from sale of private placement warrants	7,000,000	7,000,000,000
Proceeds from promissory note – related party	150,295
Repayment of promissory note – related party	(150,295)
Payment of offering costs	(445,163)
Net Cash Provided by (Used in) Financing Activities, Total	251,554,837
Net change in cash and cash equivalents	1,080,629	(376,620)
Beginning of period	0	1,080,629	$ 1,080,629
End of period	1,080,629	704,009			1,080,629
Non-Cash Investing and Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	(52,906)	(59,359)
Offering costs paid by sponsor in exchange for the issuance of Class B ordinary shares	20,000
Initial classification of Class A ordinary shares subject to possible redemption	250,000,000
Deferred underwriting fee payable	$ 8,750,000	$ 8,750,000			$ 8,750,000